Related party transactions and balances - Significant related party transaction (Details) - Related Party - Intellectual International Capital LLC ("IIC") - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025
Related party transactions and balances
Related party balances	$ 0		$ 0
Receipts
Related party transactions and balances
Related Party	3,393,027	$ 1,205,110
Payments
Related party transactions and balances
Related Party	$ (2,812,692)	$ (1,056,897)